Schedule of Operations for Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	$ (39,146)	$ 3,520	$ 31,872
Barnes & Noble Education, Inc | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	238,983	1,772,389	1,748,012
Cost of sales and occupancy	186,697	1,325,814	1,309,026
Gross profit	52,286	446,575	438,986
Selling and administrative expenses	94,933	353,087	319,773
Depreciation and amortization	13,100	50,509	48,014
Operating income (loss) from discontinued operations	(55,747)	42,979	71,199
Interest expense, net and amortization of deferred financing fees	3	210	385
Income (loss) before income taxes from discontinued operations	(55,750)	42,769	70,814
Income taxes	(16,604)	39,045	38,942
Net income (loss) from discontinued operations	$ (39,146)	$ 3,724	$ 31,872